Employee benefits - Summary of sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest rate
Disclosure of sensitivity analysis for actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	(13.10%)	(14.20%)
Impact on provision for decrease in assumption, percentage	15.60%	17.20%
Impact on provision for increase in assumption	₺ (271,772)	₺ (446,533)
Impact on provision for decrease in assumption	₺ 323,636	₺ 540,557
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Impact on provision for increase in assumption, percentage	16.10%	6.60%
Impact on provision for decrease in assumption, percentage	(13.60%)	(22.70%)
Impact on provision for increase in assumption	₺ 334,009	₺ 207,544
Impact on provision for decrease in assumption	₺ (282,145)	₺ (713,824)